2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting estimates [abstract]
Declaration of conformity
2.a)	Declaration of conformity

The consolidated financial statements have been prepared and are being presented in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (IASB) and includes all of the relevant information of the financial statements, and only this information, which correspond to those used by the Company’s management in its activities.

Basis of presentation
2.b)	Basis of presentation

The financial statements have been prepared using the historical cost as the basis of value, the net realizable value, the fair value or the recovery value, except when otherwise indicated.

The preparation of these financial statements requires Management to use certain accounting estimates, judgments and assumptions that affect the application of Accounting Polices and the amounts reported on the balance sheet date of assets, liabilities, income and expenses may differ from actual future results. The assumptions used are based on history and other factors considered relevant and are reviewed by the Company’s management.

The accounting policies and critical estimates, when applicable and relevant, are included in the respective explanatory notes and are consistent with the previous year presented, as shown below:

•	Explanatory note 10 e - Recoverability test of investment on Transnordestina Logística SA (“TLSA”);
•	Explanatory note 12 a - Goodwill impairment test;

•	Explanatory note 14 - Derivative financial instruments and hedge accounting (“hedge accounting”);
•	Explanatory note 18 d - Deferred income and social contribution taxes: availability of future taxable income against which deductible temporary differences and tax losses can be used;
•	Explanatory note 20 - Provision for tax, social security, labor, civil, environmental risks and judicial deposits;
•	Explanatory note 21 - Provisions for environmental liabilities and asset retirement obligations;
•	Explanatory note 30 - Employee benefits.

The consolidated financial statements were approved by Board of Directors on April 12, 2021.

Functional currency and presentation currency
2.c)	Functional currency and presentation currency

The accounting records included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the principal of the economic environment in which each subsidiary operates (“the functional currency”). The consolidated financial statements are presented in R$ (reais), which is the Company’s functional and reporting currency.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing on the transaction or valuation dates, in which the items are remeasured. The balances of the asset and liability accounts are translated using the exchange rate on the balance sheet date. As of December 31, 2020, US$1,00 is equivalent to R$5.1967 (R$4.0307 on December 31, 2019) and €1,00 is equivalent to R$6.3779 (R$4.5305 on December 31, 2019), as stated on the website of the Brazilian Central Bank.

Explanatory notes for basis of presentation
2.d)	Explanatory notes for basis of presentation

In 2020, the Company improved the presentation of its financial statements to users. As a result, the relevant information for assessing the Company's financial position was changed and, accordingly, accounting practices related to assets, liabilities, revenues and expenses are now presented in the explanatory notes of each relevant item.

Additionally, in order to improve the presentation with more qualitative aspects, the Company discloses long-term inventory in note 7 and the current and non-current recoverable taxes in note 8, which were previously presented as other current and non-current assets.

Adoption of new and revised International Financial Reporting Standards (IFRS)
2.e)	Adoption of new and revised International Financial Reporting Standards (IFRS)

During the year of 2020, the IASB issued the revision of the referred standards below, already in force in the year of 2020. Some accounting pronouncements that became effective as of January 1, 2020, having been adopted and without significant impacts on the Company’s results and financial position were as follows:

•	Business definition (changes to IFRS 3)
•	Definition of materiality (changes to IAS 1 and IAS 8)
•	Reform of the benchmark interest rate (changes to IFRS 9, IAS 39 and IFRS 7)
•	Changes to references to the basic conceptual framework (various standards)
•	Concessions related to COVID-19 (amendments to IFRS 16)

The changes were evaluated and adopted by the Company’s management, and there were no impacts on its financial statements regarding their application.

New standards, changes and interpretations to existing standards that are not yet effective and have not been adopted in advance by the Company (for which no significant impact is expected in the initial adoption period and that, therefore, additional disclosures are not being made):

•	IFRS 17 — Insurance Contracts
•	Changes to IFRS 17 Insurance contracts (changes to IFRS 17 and IFRS 4)
•	References to the Conceptual Framework
•	Products before intended use (changes to IAS 16)
•	Onerous contracts - cost of fulfilling a contract (changes to IAS 37)
•	Annual cycle of improvements to IFRS 2018-2020 (changes to IFRS 1, IFRS 9, IFRS 16 and IAS 41)
•	Classification of liabilities as current and non-current (changes to IAS 1)